UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA                11/07/08
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           92

Form 13F Information Table Value Total:  $   590,890
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                        FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

            Column1                   Column2         Column3       Column4       Column5       Column6      Column7       Column8
            -------                   -------         -------       -------       -------       -------      -------       -------

            ISSUER                     CLASS           CUSIP         VALUE     SHRS/PUT/CALL   DISCRETION  OTHER MANAGER  AUTHORITY
            ------                     -----           -----         -----     -------------   ----------  ------------   ---------


AGL Resources Inc.                    COM             001204106      2,569,112      81,871     Sole        None           None
AT&T Inc.                             COM             00206R102     20,768,204     743,847     Sole        None           None
Alliant Energy Corp.                  COM             018802108      1,244,594      38,640     Sole        None           None
Apple Computer Inc.                   COM             037833100      6,391,329      56,232     Sole        None           None
BB&T Corp                             COM             054937107      5,642,217     149,265     Sole        None           None
BE Aerospace Inc.                     COM             073302101      1,145,696      72,375     Sole        None           None
Bank of America Corp.                 COM             060505104     21,552,235     615,778     Sole        None           None
Bristol-Myers Squibb                  COM             110122108        255,829      12,270     Sole        None           None
Canadian Natl Railway                 COM             136375102     19,785,932     413,672     Sole        None           None
Capital One Financial                 COM             14040H105     18,541,815     363,565     Sole        None           None
Champion Enterprises                  COM             158496109        673,770     121,400     Sole        None           None
ChevronTexaco Corp                    COM             166764100     19,195,792     232,733     Sole        None           None
Chubb Corp                            COM             171232101     19,502,511     355,237     Sole        None           None
Cisco Systems Inc.                    COM             17275R102        413,615      18,334     Sole        None           None
Citigroup Inc                         COM             172967101      4,278,768     208,619     Sole        None           None
Coca-Cola Company                     COM             191216100      4,777,110      90,339     Sole        None           None
ConAgra Foods Inc                     COM             205887102      3,500,368     179,875     Sole        None           None
ConocoPhillips                        COM             20825C104     22,961,384     313,466     Sole        None           None
Cousins Properties In                 COM             222795106      1,406,176      55,734     Sole        None           None
Dell Inc                              COM             24702R101      2,104,002     127,670     Sole        None           None
Dow Chemical Company                  COM             260543103      2,502,675      78,750     Sole        None           None
Duke Energy Corporation               COM             26441C105      2,902,879     166,545     Sole        None           None
E.I. DuPont de Nemour                 COM             263534109      3,572,595      88,650     Sole        None           None
Eli Lilly & Co.                       COM             532457108     17,819,425     404,711     Sole        None           None
Exelon Corp                           COM             30161N101      1,375,574      21,967     Sole        None           None
Exxon Mobil                           COM             30231G102      4,798,689      61,791     Sole        None           None
Fifth Third Bancorp                   COM             316773100      6,693,869     562,510     Sole        None           None
Gannett Co. Inc.                      COM             364730101     13,893,002     821,585     Sole        None           None
H&R Block Inc.                        COM             093671105        319,865      14,060     Sole        None           None
HCC Insurance Holding                 COM             404132102     23,308,290     863,270     Sole        None           None
Halliburton Company                   COM             406216101     17,136,968     529,082     Sole        None           None
Harley-Davidson Inc.                  COM             412822108      6,442,605     172,724     Sole        None           None
Hewlett-Packard Co                    COM             428236103        568,706      12,299     Sole        None           None
Home Depot Inc.                       COM             437076102        360,000      13,905     Sole        None           None
Honeywell International Inc           COM             438516106     18,981,062     456,825     Sole        None           None
Hugoton Royalty Trust                 UNIT BEN INT    444717102      2,579,711      96,114     Sole        None           None
IBM Corp                              COM             459200101     13,997,111     119,674     Sole        None           None
ITT Industries Inc.                   COM             450911102     23,235,081     417,822     Sole        None           None
Intel Corporation                     COM             458140100     11,100,871     592,679     Sole        None           None
Interface Inc cl A                    CL A            458665106        372,723      32,781     Sole        None           None
J P Morgan Chase                      COM             46625H100        609,015      13,041     Sole        None           None
Jackson Hewitt Tax                    COM             468202106        798,907      52,080     Sole        None           None
Johnson & Johnson                     COM             478160104     19,284,850     278,361     Sole        None           None
Johnson Controls Inc                  COM             478366107        316,645      10,440     Sole        None           None
KBR                                   COM             48242W106      1,252,827      82,045     Sole        None           None
Microsoft Corporation                 COM             594918104     11,015,248     412,711     Sole        None           None
Morgan Stanley                        COM             617446448      9,034,906     392,822     Sole        None           None
Old Republic Intl                     COM             680223104        335,529      26,316     Sole        None           None
Oracle Corporation                    COM             68389X105     20,259,083     997,493     Sole        None           None
PETsMART Inc.                         COM             716768106      1,483,979      60,056     Sole        None           None
PepsiCo Inc.                          COM             713448108     18,503,759     259,629     Sole        None           None
Pfizer Inc.                           COM             717081103     21,395,371   1,160,270     Sole        None           None
Pinnacle West Capital                 COM             723484101      1,582,516      45,990     Sole        None           None
Newell Rubbermaid In                  COM             651229106     18,236,883   1,056,598     Sole        None           None
Nike Inc cl B                         CL B            654106103     18,451,354     275,805     Sole        None           None
Procter & Gamble Co.                  COM             742718109        838,022      12,025     Sole        None           None
Sara Lee Corp.                        COM             803111103        912,896      72,280     Sole        None           None
Selective Insurance G                 COM             816300107        275,040      12,000     Sole        None           None
SuperValu Inc.                        COM             868536103      3,551,856     163,680     Sole        None           None
Torchmark Corp.                       COM             891027104      6,265,844     104,780     Sole        None           None
Verizon Communication                 COM             92343V104      3,933,528     122,578     Sole        None           None
Wachovia Bank                         COM             929903102        564,143     161,184     Sole        None           None
Wal-Mart Stores Inc.                  COM             931142103     15,957,750     266,451     Sole        None           None
Wyeth                                 COM             983024100     19,313,783     522,842     Sole        None           None
Cavalier Homes                        COM             149507105         33,600      20,000     Sole        None           None
Coachmen Industries                   COM             189873102         34,818      21,102     Sole        None           None
Compuware Corporation                 COM             205638109         96,900      10,000     Sole        None           None
Ecotality, Inc.                       COM             27922Y103            690      10,000     Sole        None           None
Human Genome Sciences                 COM             444903108         63,500      10,000     Sole        None           None
LSI Logic Corporation                 COM             502161102         53,600      10,000     Sole        None           None
Affiliated Computer S                 COM             008190100        369,346       7,295     Sole        None           None
American Express Comp                 COM             025816109        215,946       6,095     Sole        None           None
Anheuser-Busch Co                     COM             035229103        266,008       4,100     Sole        None           None
Baxter International                  COM             071813109        354,402       5,400     Sole        None           None
Computer Sciences Cor                 COM             205363104        200,950       5,000     Sole        None           None
Genesco Inc.                          COM             371532102        219,294       6,550     Sole        None           None
Oil Service Holders                   DEPOSTRY RCPT   678002106        337,410       2,300     Sole        None           None
Philip Morris Intl Inc                COM             718172109        397,622       8,267     Sole        None           None
Polaris Industries In                 COM             731068102        397,947       8,748     Sole        None           None
PartnerRe Ltd.                        COM             G6852T105        340,450       5,000     Sole        None           None
SunTrust Banks Inc.                   COM             867914103        412,198       9,162     Sole        None           None
U.S. Bancorp                          COM             902973304        275,625       7,652     Sole        None           None
Vanguard Growth VIPERs                GROWTH ETF      922908736        410,527       7,863     Sole        None           None
Vanguard Value VIPERs                 VALUE ETF       922908744        445,989       8,508     Sole        None           None
Wells Fargo & Co                      COM             949746101        310,974       8,286     Sole        None           None
Honda Motor Co. Ltd.                  AMERN SHS       438128308     17,110,670     568,272     Sole        None           None
Nokia Corporation                     SPONSORED ADR   654902204     15,621,315     837,604     Sole        None           None
Royal Dutch Shell ADR A               SPONS ADR A     780259206      5,234,187      88,700     Sole        None           None
BP PLC ADS                            SPONSORED ADR   055622104        486,248       9,692     Sole        None           None
Roberts Realty Inv                    COM             769900101         81,200      20,300     Sole        None           None
ISHARES LEHMAN AG BD                  LEHMAN AGG BND  464287226      2,929,602      29,715     Sole        None           None
ISHARES Lehman Short Treasury Bond    LEHMAN SH TREA  464288679      1,343,454      12,180     Sole        None           None